Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Minimum
Derivative [Line Items]
Basis spread on variable rate (as a percent)	0.60%
Maximum
Derivative [Line Items]
Basis spread on variable rate (as a percent)	3.25%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Weighted- Average Remaining Term (years)	3 years 3 months 18 days
Fixed Interest Rate (%)	2.20%
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (19,428)
Derivative, Notional Amount	$ 740,503
Euro-denominated interest rate swaps | EURIBOR
Derivative [Line Items]
Weighted- Average Remaining Term (years)	1 year 8 months 12 days
Fixed Interest Rate (%)	3.90%
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (3,188)
Derivative, Notional Amount	54,695
Interest rate swap agreements
Derivative [Line Items]
Interest Rate Derivative Liabilities, at Fair Value	$ (22,906)
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Weighted- Average Remaining Term (years)	4 years
Fixed Interest Rate (%)	1.70%
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (290)
Derivative, Notional Amount	$ 235,202